MAY 14, 2025
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
HARTFORD SCHRODERS CHINA A FUND SUMMARY PROSPECTUS
DATED FEBRUARY 28, 2025
HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information regarding Hartford Schroders China A Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
The Board of Directors of The Hartford Mutual Funds II, Inc. (the “Company”) has approved a plan of liquidation for the Hartford Schroders China A Fund (the “Fund”) pursuant to which the Fund will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of the Company) (the “Liquidation Date”).
Effective immediately, the Fund may increase its assets held in cash and similar investments to prepare for the liquidation and to meet anticipated redemption requests, which may adversely affect the Fund’s performance. As a result, the Fund may depart from its stated investment objective and policies effective immediately. The Fund’s portfolio may consist of all or substantially all cash or cash equivalents prior to the Liquidation Date.
Suspension of Sales. Shares of the Fund will no longer be available for purchase as of the close of business on June 16, 2025. However, existing shareholders of the Fund and retirement plans that have made the Fund available to participants prior to the close of business on June 16, 2025 may purchase shares of the Fund until the close of business on July 11, 2025. In the Fund’s discretion, the Fund may reject orders to purchase shares of the Fund prior to July 11, 2025.
Liquidation Process. In connection with the liquidation, any shares of the Fund outstanding as of the close of business on the Liquidation Date will automatically be redeemed by the Fund as of the Liquidation Date (except as noted below for qualified accounts that were opened directly with Hartford Funds). The proceeds of any such redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities of the Fund. The distribution to shareholders of the liquidation proceeds is expected to be completed the business day after the Liquidation Date.
Other Alternatives. At any time prior to the Liquidation Date, shareholders of the Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth in the Fund’s Statutory Prospectus. Redemption of shares by current shareholders between May 14, 2025 and the Liquidation Date will not be subject to any applicable contingent deferred sales charge. Shareholders may exchange their Fund shares for shares of the same class of another eligible Hartford mutual fund. Under certain limited circumstances, shareholders may also be able to exchange Class SDR shares of the Fund for Class R6 shares of other Hartford mutual funds. Before exchanging shares, you should carefully read the section entitled “How To Buy And Sell Shares - Exchanging Shares” in the Fund’s Statutory Prospectus.
Certain shareholders may redeem all or a portion of their shares of the Fund before the Liquidation Date, and as a result the Fund and its remaining shareholders may experience adverse effects. These shareholder redemptions may also negatively impact the Fund’s net asset value per share.
U.S. Federal Income Tax Matters. The liquidation of the Fund will be a realization event for shareholders holding shares through taxable accounts, meaning that if you receive an amount in liquidation of the Fund in excess of your tax basis, you will realize a capital gain, and if you receive an amount in liquidation of the Fund less than your tax basis, you will realize a capital loss. Prior to the Liquidation Date, the Fund may make distributions of income and capital gains, which may be taxable. If you have questions, you should consult your tax advisor for information regarding all tax consequences applicable to your investment in the Fund.
Important Information for Directly Held Qualified Accounts. If you own Fund shares directly with the Fund in a retirement account, such as an individual retirement account (“IRA”), or Coverdell account through Hartford Funds and maintained by UMB Bank, n.a. (a “Directly Held Qualified Account”), we encourage you to provide instructions for the exchange or reinvestment of Fund shares prior to the Liquidation Date. If a Directly Held Qualified Account shareholder does not provide instructions prior to the Liquidation Date, the Fund will –   without any further notice –   automatically exchange any Fund shares held in the Directly Held Qualified Account on the Liquidation Date for shares of The Hartford Short Duration Fund (“Short Duration Fund”). This automatic exchange provision is disclosed in the applicable custodial agreement and is applicable to each Directly Held Qualified Account. The Short Duration Fund has a different investment objective, principal strategies and principal risks than the Fund. If you do not wish the Fund to automatically invest your Fund shares held in a Directly Held Qualified Account in the Short Duration Fund, you must contact the Fund at 1-888-843-7824 before the Liquidation Date. If the Fund does not receive any instructions prior to the Liquidation Date, the Fund will automatically exchange all Fund shares held in the Directly Held Qualified Account for shares of the same class of the Short Duration Fund, except Class SDR shareholders will receive Class R6 shares. More information will be provided in a separate letter to Directly Held Qualified Account shareholders.
Financial Intermediary. If you are invested in the Fund through a broker dealer or other financial intermediary (such as a bank or financial professional), please contact that financial intermediary if you have any questions. If you are invested through a qualified account (such as an IRA), you should work with the financial intermediary to direct your investment in order to avoid possible tax penalties.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7736
May 2025

MAY 14, 2025
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
HARTFORD SCHRODERS DIVERSIFIED EMERGING MARKETS FUND SUMMARY PROSPECTUS
DATED FEBRUARY 28, 2025
HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information regarding Hartford Schroders Diversified Emerging Markets Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
The Board of Directors of The Hartford Mutual Funds II, Inc. (the “Company”) has approved a plan of liquidation for the Hartford Schroders Diversified Emerging Markets Fund (the “Fund”) pursuant to which the Fund will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of the Company) (the “Liquidation Date”).
Effective immediately, the Fund may increase its assets held in cash and similar investments to prepare for the liquidation and to meet anticipated redemption requests, which may adversely affect the Fund’s performance. As a result, the Fund may depart from its stated investment objective and policies effective immediately. The Fund’s portfolio may consist of all or substantially all cash or cash equivalents prior to the Liquidation Date.
Suspension of Sales. Shares of the Fund will no longer be available for purchase as of the close of business on June 16, 2025. However, existing shareholders of the Fund and retirement plans that have made the Fund available to participants prior to the close of business on June 16, 2025 may purchase shares of the Fund until the close of business on July 11, 2025. In the Fund’s discretion, the Fund may reject orders to purchase shares of the Fund prior to July 11, 2025.
Liquidation Process. In connection with the liquidation, any shares of the Fund outstanding as of the close of business on the Liquidation Date will automatically be redeemed by the Fund as of the Liquidation Date (except as noted below for qualified accounts that were opened directly with Hartford Funds). The proceeds of any such redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities of the Fund. The distribution to shareholders of the liquidation proceeds is expected to be completed the business day after the Liquidation Date.
Other Alternatives. At any time prior to the Liquidation Date, shareholders of the Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth in the Fund’s Statutory Prospectus. Redemption of shares by current shareholders between May 14, 2025 and the Liquidation Date will not be subject to any applicable contingent deferred sales charge. Shareholders may exchange their Fund shares for shares of the same class of another eligible Hartford mutual fund. Under certain limited circumstances, shareholders may also be able to exchange Class SDR shares of the Fund for Class R6 shares of other Hartford mutual funds. Before exchanging shares, you should carefully read the section entitled “How To Buy And Sell Shares - Exchanging Shares” in the Fund’s Statutory Prospectus.
Certain shareholders may redeem all or a portion of their shares of the Fund before the Liquidation Date, and as a result the Fund and its remaining shareholders may experience adverse effects. These shareholder redemptions may also negatively impact the Fund’s net asset value per share.
U.S. Federal Income Tax Matters. The liquidation of the Fund will be a realization event for shareholders holding shares through taxable accounts, meaning that if you receive an amount in liquidation of the Fund in excess of your tax basis, you will realize a capital gain, and if you receive an amount in liquidation of the Fund less than your tax basis, you will realize a capital loss. Prior to the Liquidation Date, the Fund may make distributions of income and capital gains, which may be taxable. If you have questions, you should consult your tax advisor for information regarding all tax consequences applicable to your investment in the Fund.
Important Information for Directly Held Qualified Accounts. If you own Fund shares directly with the Fund in a retirement account, such as an individual retirement account (“IRA”), or Coverdell account through Hartford Funds and maintained by UMB Bank, n.a. (a “Directly Held Qualified Account”), we encourage you to provide instructions for the exchange or reinvestment of Fund shares prior to the Liquidation Date. If a Directly Held Qualified Account shareholder does not provide instructions prior to the Liquidation Date, the Fund will –   without any further notice –   automatically exchange any Fund shares held in the Directly Held Qualified Account on the Liquidation Date for shares of The Hartford Short Duration Fund (“Short Duration Fund”). This automatic exchange provision is disclosed in the applicable custodial agreement and is applicable to each Directly Held Qualified Account. The Short Duration Fund has a different investment objective, principal strategies and principal risks than the Fund. If you do not wish the Fund to automatically invest your Fund shares held in a Directly Held Qualified Account in the Short Duration Fund, you must contact the Fund at 1-888-843-7824 before the Liquidation Date. If the Fund does not receive any instructions prior to the Liquidation Date, the Fund will automatically exchange all Fund shares held in the Directly Held Qualified Account for shares of the same class of the Short Duration Fund, except Class SDR shareholders will receive Class R6 shares. More information will be provided in a separate letter to Directly Held Qualified Account shareholders.
Financial Intermediary. If you are invested in the Fund through a broker dealer or other financial intermediary (such as a bank or financial professional), please contact that financial intermediary if you have any questions. If you are invested through a qualified account (such as an IRA), you should work with the financial intermediary to direct your investment in order to avoid possible tax penalties.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7737
May 2025